Capital Risk (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	30 June 2026	31 December 2025
	£m	£m
CET1 capital	11,370	10,601
AT1 capital	2,060	1,860
Tier 1 capital	13,430	12,461
Tier 2 capital	2,370	1,854
Total capital[1]	15,800	14,315
1Capital resources include a transitional IFRS 9 benefit at 30 June 2026 of £nil (2025: £nil).